Stockholders' Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	91,452	119,067	117,895
Granted	2,000	53,750	61,912
Forfeited		(6,918)	(2,562)
Vested		(74,447)	(58,178)
Balance at ending		91,452	119,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning	$ 10.53	$ 18.77	$ 20.80
Granted		3.01	18.77
Forfeited		28.66	23.76
Vested		18.16	21.13
Balance at ending		$ 10.53	$ 18.77